Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs [Abstract]
Schedule of Deferred Charges

The movement in Deferred charges in the accompanying consolidated balance sheets are as follows:

Special Survey
Costs
Balance January 1, 2013	413
Amortization	(157)
Balance, December 31, 2013	256
Additions	469
Amortization	(203)
Impairment charge	(400)
Balance, December 31, 2014	122
Additions	888
Amortization	(174)
Balance, December 31, 2015	836